Bank Loans (Tables)	12 Months Ended
Dec. 31, 2021
Federal Home Loan Banks [Abstract]
Schedule of long-term loans
	December 31,
	2021	2020
Long-term loan from bank Mizrachi (1)	$367,753	$434,422
Long-term loan from bank Mizrachi (2)	68,212	95,189
Long-term loan from bank Leumi (3)	79,789	93,313
State-guaranteed loan from bank Mizrachi (4)	106,053	108,865
Long-term loans from bank Mizrachi (5)	483,631	-,-
Long-term loan from bank Leumi (6)	-,-	19,166
	1,105,438	$750,955
Less - current maturities	(360,669)	(149,261)

	$744,769	$601,694

Schedule of short-term loans
	December 31,	December 31,
	2021	2021	2020
	%

Bank credit	5.05%	$49,655	$442,854

Current maturities of long-term loans	3.1%-5.8%	360,669	149,261

		$410,324	$592,115